Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Borrowing costs Abstract [Abstract]
Disclosure of detailed information about borrowings

(in millions)	December 31, 2023	December 31, 2022
Current:
Term loans	$571	$223
Non-current:
Term loans	1,801	2,288
Total	$2,372	$2,511
Movements in interest bearing borrowings for the year ended December 31, 2023 and 2022 were as follows:

(in millions)	December 31, 2023	December 31, 2022
Opening balance	$2,511	$2,013
New loans and borrowings	46	971
Repayments	(228)	(301)
Other	43	(172)
Ending balance	$2,372	$2,511
The following table summarizes term loan facilities. The below arrangements are all considered to be secured.

Description	Currency	Nominal Interest Rate	Interest Payment Terms	Principal Payment Terms	Year of Maturity	2023 Carrying Amount	2022 Carrying Amount
2018 Tool Equipment Purchase and Lease Financing(1)	USD	SOFR + 1.60%	Quarterly	Quarterly	2023	—	19
2019 Tool Equipment Purchase and Lease Financing(2)	USD	SOFR + 1.75%	Quarterly	Quarterly	2024	21	85
USD Term Loan A	USD	SOFR + 2.90%	Quarterly	Semi-Annual	2025	64	—
EUR Term Loan A	EUR	EURIBOR + 2.60%	Quarterly	Semi-Annual	2025	9	—
2019 USD Dresden Equipment Financing(3)	USD	SOFR + 1.75%	Semi- Annual	Semi-Annual	2026	36	36
2020 USD Equipment Financing(4)	USD	SOFR + 1.90%	Quarterly	Quarterly	2025	60	59
2019 EUR Dresden Equipment Financing(3)	EUR	EURIBOR + 1.75%	Semi- Annual	Semi-Annual	2024	368	13
Various	EUR, USD	Various			2024-2026	13	11
Current total						571	223
Non-current:
2019 Tool Equipment Purchase and Lease Financing(2)	USD	SOFR + 1.75%	Quarterly	Quarterly	2024	—	21
2019 USD Dresden Equipment Financing(3)	USD	SOFR + 2.25%	Semi-Annual	Semi-Annual	2026	72	108
2020 USD Equipment Financing(4)	USD	SOFR + 1.90%	Quarterly	Quarterly	2025	34	93
USD Term Loan A	USD	SOFR + 2.90%	Quarterly	Semi-Annual	2025	586	649
EUR Term Loan A	EUR	EURIBOR + 2.60%	Quarterly	Semi-Annual	2025	82	89
2019 EUR Dresden Equipment Financing(3)	EUR	EURIBOR + 2.25%	Semi-Annual	Semi-Annual	2026	30	387
2021 SGD EDB Loan	SGD	1.40%	Semi-Annual	Semi-Annual	2041	987	923
Various	EUR, USD	Various			2024-2027	10	18
Non-current total						1,801	2,288
Total						$2,372	$2,511
(1)On March 2, 2018, GLOBALFOUNDRIES SINGAPORE PTE, LTD. (“GFS”) entered into several Equipment Purchase and Lease Agreements with four banks to sell and leaseback certain semiconductor manufacturing equipment located in GFS’ fabrication facilities in Singapore for a total of $375 million. The total minimum lease payments amount to $375 million, to be paid in equal quarterly installments through March 1, 2023.
(2)On January 21, 2019, GFS entered into several Equipment Purchase Agreements and Lease Agreements with five banks to sell and leaseback certain semiconductor manufacturing equipment located in GFS’ Fabs in Singapore for a total of $425 million.
(3)On October 31, 2019, the Company, GLOBALFOUNDRIES Dresden Module One Limited Liability Company & Co., KG. and GLOBALFOUNDRIES Dresden Module Two Limited Liability Company & Co. KG. entered into a term facilities agreement with Bank of America Merrill Lynch International Designated Activity Company and ING Bank, a branch of ING-DIBA AG, as coordinating mandated lead arrangers, and Bank of America Merrill Lynch International Designated Activity Company as facility and security agent, which provides a maximum incremental facility commitment totaling $750 million secured by certain qualifying equipment assets.
(4)On April 23, 2020, GFS entered into several Equipment Purchase Agreements and Lease Agreements with four banks to sell and leaseback certain semiconductor manufacturing equipment located in GFS’ fabrication facilities in Singapore for a total of $300 million.
The following table summarizes unutilized credit facilities available to the Company to maintain liquidity to fund operations:

(in millions)	December 31, 2023	December 31, 2022
SGD EDB Loan	$—	$42
Revolving Credit Facility	1,012	1,012
Uncommitted Credit Facilities(1)	46	64
Total	$1,058	$1,118
(1) Credit facility made available to the Company, but the lender is not obligated to loan funds.